                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4096

                           MFS MUNICIPAL SERIES TRUST
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000

                        Date of fiscal year end: March 31

             Date of reporting period: July 1, 2007 - June 30, 2008

ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04096
Reporting Period: 07/01/2007 - 06/30/2008
MFS Municipal Series Trust




======================= MFS ALABAMA MUNICIPAL BOND FUND ========================

NO VOTING RECORDS FOR THIS REPORTING PERIOD

======================= MFS ARKANSAS MUNICIPAL BOND FUND =======================

NO VOTING RECORDS FOR THIS REPORTING PERIOD

====================== MFS CALIFORNIA MUNICIPAL BOND FUND ======================

NO VOTING RECORDS FOR THIS REPORTING PERIOD

======================= MFS FLORIDA MUNICIPAL BOND FUND ========================

NO VOTING RECORDS FOR THIS REPORTING PERIOD

======================= MFS GEORGIA MUNICIPAL BOND FUND ========================

NO VOTING RECORDS FOR THIS REPORTING PERIOD

======================= MFS MARYLAND MUNICIPAL BOND FUND =======================

NO VOTING RECORDS FOR THIS REPORTING PERIOD

==================== MFS MASSACHUSETTS MUNICIPAL BOND FUND =====================

NO VOTING RECORDS FOR THIS REPORTING PERIOD

===================== MFS MISSISSIPPI MUNICIPAL BOND FUND ======================

BILOXI SCHOOL DISTRICT

Ticker:                      Security ID:  09025PBP0
Meeting Date: MAY 30, 2008   Meeting Type: Written Consent
Record Date:  APR 16, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     SOLICITATION OF CONSENTS TO AMENDMENT OF  For       Did Not    Management
      TRUST AGREEMENT, SITE LEASE AND LEASE               Vote
      GOVERNING ITS $31,000,000 BILOXI PUBLIC
      SCHOOL DISTRICT TRUST CERTIFICATE
      (EVIDENCING PROPORTIONATE INTERESTS IN A
      LEASE), SERIES 2001.

========================== MFS MUNICIPAL INCOME FUND ===========================


BELL COUNTY TEXAS

Ticker:                      Security ID:  078027CW7
Meeting Date: APR 28, 2008   Meeting Type: Written Consent
Record Date:  MAR 26, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Plan of Reorganization                    None      For        Management


--------------------------------------------------------------------------------

BELL COUNTY TEXAS

Ticker:                      Security ID:  078027CX5
Meeting Date: APR 28, 2008   Meeting Type: Written Consent
Record Date:  MAR 26, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Plan of Reorganization                    None      For        Management


======================= MFS NEW YORK MUNICIPAL BOND FUND =======================

NO VOTING RECORDS FOR THIS REPORTING PERIOD

==================== MFS NORTH CAROLINA MUNICIPAL BOND FUND ====================

NO VOTING RECORDS FOR THIS REPORTING PERIOD

===================== MFS PENNSYLVANIA MUNICIPAL BOND FUND =====================

NO VOTING RECORDS FOR THIS REPORTING PERIOD

==================== MFS SOUTH CAROLINA MUNICIPAL BOND FUND ====================

NO VOTING RECORDS FOR THIS REPORTING PERIOD

====================== MFS TENNESSEE MUNICIPAL BOND FUND =======================

NO VOTING RECORDS FOR THIS REPORTING PERIOD

======================= MFS VIRGINIA MUNICIPAL BOND FUND =======================

NO VOTING RECORDS FOR THIS REPORTING PERIOD

==================== MFS WEST VIRGINIA MUNICIPAL BOND FUND =====================
NO VOTING RECORDS FOR THIS REPORTING PERIOD

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL SERIES TRUST


By (Signature and Title) Robert J. Manning
                         ----------------------------------------------
                         Robert J. Manning, Principal Executive Officer

Date: August 26, 2008